UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

FORM N-Q

MARCH 31, 2012

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 2.4%
Autoliv Inc.	12,400	$831,420
Tenneco Inc.	27,800	1,032,770	*

Total Auto Components		1,864,190

Hotels, Restaurants & Leisure - 1.1%
Wynn Resorts Ltd.	6,600	824,208

Household Durables - 6.9%
Jarden Corp.	32,300	1,299,429
Mohawk Industries Inc.	17,200	1,143,972	*
NVR Inc.	1,200	871,596	*
Toll Brothers Inc.	35,500	851,645	*
Whirlpool Corp.	16,600	1,275,876

Total Household Durables		5,442,518

Specialty Retail - 6.1%
Jos. A. Bank Clothiers Inc.	28,000	1,411,480	*
Ross Stores Inc.	20,900	1,214,290
Signet Jewelers Ltd.	27,100	1,281,288
Tractor Supply Co.	10,200	923,712

Total Specialty Retail		4,830,770

TOTAL CONSUMER DISCRETIONARY		12,961,686

CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 1.9%
Casey’s General Stores Inc.	27,000	1,497,420

Household Products - 1.4%
Energizer Holdings Inc.	15,000	1,112,700	*

Personal Products - 1.9%
Herbalife Ltd.	22,000	1,514,040

TOTAL CONSUMER STAPLES		4,124,160

ENERGY - 7.8%
Energy Equipment & Services - 3.0%
Oceaneering International Inc.	18,000	970,020
Oil States International Inc.	18,500	1,444,110	*

Total Energy Equipment & Services		2,414,130

Oil, Gas & Consumable Fuels - 4.8%
Peabody Energy Corp.	25,000	724,000
Pioneer Natural Resources Co.	14,000	1,562,260
Whiting Petroleum Corp.	27,000	1,466,100	*

Total Oil, Gas & Consumable Fuels		3,752,360

TOTAL ENERGY		6,166,490

FINANCIALS - 18.4%
Capital Markets - 5.4%
Invesco Ltd.	53,000	1,413,510
Lazard Ltd., Class A	35,000	999,600
Och-Ziff Capital Management Group LLC	67,000	621,760
TD Ameritrade Holding Corp.	60,000	1,184,400

Total Capital Markets		4,219,270

Commercial Banks - 5.8%
CIT Group Inc.	22,000	907,280	*
M&T Bank Corp.	13,000	1,129,440
Signature Bank	19,000	1,197,760	*
SunTrust Banks Inc.	55,000	1,329,350

Total Commercial Banks		4,563,830

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Diversified Financial Services - 1.3%
Moody’s Corp.	25,000	$1,052,500

Insurance - 3.5%
Arch Capital Group Ltd.	37,000	1,377,880	*
PartnerRe Ltd.	20,500	1,391,745

Total Insurance		2,769,625

Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities Inc.	15,500	1,133,515
Health Care REIT Inc.	14,000	769,440

Total Real Estate Investment Trusts (REITs)		1,902,955

TOTAL FINANCIALS		14,508,180

HEALTH CARE - 9.8%
Biotechnology - 1.4%
Onyx Pharmaceuticals Inc.	30,000	1,130,400	*

Health Care Equipment & Supplies - 0.7%
Cooper Cos. Inc.	7,000	571,970

Health Care Providers & Services - 5.6%
Accretive Health Inc.	33,000	659,010	*
AmerisourceBergen Corp.	29,000	1,150,720
Magellan Health Services Inc.	22,000	1,073,820	*
Mednax Inc.	20,000	1,487,400	*

Total Health Care Providers & Services		4,370,950

Pharmaceuticals - 2.1%
Elan Corp. PLC, ADR	22,100	331,721	*
Warner Chilcott PLC, Class A Shares	77,000	1,294,370	*

Total Pharmaceuticals		1,626,091

TOTAL HEALTH CARE		7,699,411

INDUSTRIALS - 14.8%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	21,000	777,210

Airlines - 0.9%
Allegiant Travel Co.	13,000	708,500	*

Commercial Services & Supplies - 1.8%
Cintas Corp.	37,000	1,447,440

Construction & Engineering - 1.0%
Quanta Services Inc.	36,400	760,760	*

Electrical Equipment - 2.0%
EnerSys	46,000	1,593,900	*

Machinery - 6.6%
CNH Global NV	32,386	1,285,724	*
Joy Global Inc.	17,000	1,249,500
Lincoln Electric Holdings Inc.	30,000	1,359,600
Parker Hannifin Corp.	15,100	1,276,705

Total Machinery		5,171,529

Professional Services - 1.5%
Equifax Inc.	26,700	1,181,742

TOTAL INDUSTRIALS		11,641,081

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.8%
F5 Networks Inc.	10,500	1,417,080	*

Computers & Peripherals - 1.5%
Seagate Technology PLC	43,900	1,183,105

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 2.1%
Agilent Technologies Inc.	17,000	$756,670
Elster Group SE, ADR	56,000	885,360	*

Total Electronic Equipment, Instruments & Components		1,642,030

Internet Software & Services - 0.9%
Monster Worldwide Inc.	75,000	731,250	*

IT Services - 2.2%
VeriFone Holdings Inc.	34,000	1,763,580	*

Semiconductors & Semiconductor Equipment - 3.7%
Cymer Inc.	15,000	750,000	*
Lam Research Corp.	27,000	1,204,740	*
Xilinx Inc.	25,000	910,750

Total Semiconductors & Semiconductor Equipment		2,865,490

Software - 6.1%
Amdocs Ltd.	47,000	1,484,260	*
Autodesk Inc.	23,000	973,360	*
Check Point Software Technologies Ltd.	20,000	1,276,800	*
Nuance Communications Inc.	41,000	1,048,780	*

Total Software		4,783,200

TOTAL INFORMATION TECHNOLOGY		14,385,735

MATERIALS - 4.5%
Chemicals - 1.7%
Rockwood Holdings Inc.	25,000	1,303,750	*

Containers & Packaging - 2.8%
Crown Holdings Inc.	40,000	1,473,200	*
Sealed Air Corp.	39,600	764,676

Total Containers & Packaging		2,237,876

TOTAL MATERIALS		3,541,626

UTILITIES - 2.9%
Electric Utilities - 1.0%
NV Energy Inc.	46,000	741,520

Multi-Utilities - 1.9%
Sempra Energy	13,000	779,480
Wisconsin Energy Corp.	21,000	738,780

Total Multi-Utilities		1,518,260

TOTAL UTILITIES		2,259,780

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $61,438,881)		77,288,149

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Interest in $625,000,000 joint tri-party repurchase agreement dated 3/30/12 with RBS Securities Inc.; Proceeds at maturity - $1,325,008; (Fully collateralized by various U.S. government agency obligations, 0.170% to 7.125% due 4/20/12 to 1/15/30; Market value - $1,351,501) (Cost - $1,325,000)	0.070%	4/2/12	$1,325,000	1,325,000

TOTAL INVESTMENTS - 99.9% (Cost - $62,763,881#)				78,613,149
Other Assets in Excess of Liabilities - 0.1%				59,050

TOTAL NET ASSETS - 100.0%				$78,672,199

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$77,288,149	—	—	$77,288,149
Short-term investments†	—	$1,325,000	—	1,325,000

Total investments	$77,288,149	$1,325,000	—	$78,613,149

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,015,628
Gross unrealized depreciation	(2,166,360)

Net unrealized appreciation	$15,849,268

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2012, the Portfolio did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2012